Premises and Equipment	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Premises and Equipment
Note 9: Premises and Equipment
We record all owned premises and equipment at cost less accumulated depreciation, and less any accumulated impairment, except land, which is recorded at cost. Buildings, computer equipment and operating system software, other equipment and leasehold improvements are depreciated on a straight-line basis over their estimated useful lives. When the major components of a building have different useful lives, they are accounted for separately and depreciated over each component’s estimated useful life. The maximum estimated useful lives we use to depreciate our assets are as follows:

Buildings	10 to 40 years
Computer equipment and operating system software	5 to 7 years
Other equipment	10 years
Leasehold improvements	Lease term to a maximum of 10 years
Depreciation methods, useful lives and the residual values of premises and equipment are reviewed annually for any change in circumstances and are adjusted if appropriate. At each reporting period, we review whether there are any indications that premises and equipment need to be tested for impairment. If there is an indication that an asset may be impaired, we test for impairment by comparing the asset’s carrying value to its recoverable amount. The recoverable amount is calculated as the higher of value in use and fair value less costs to sell. Value in use is the present value of the future cash flows expected to be derived from the asset. An impairment charge is recorded when the recoverable amount is less than the carrying value. There were write-downs of premises and equipment of $6 million due to impairment during the year ended October 31, 2022 ($36 million in 2021). Gains and losses on disposal are included in non-interest
expense, premises and equipment, in our Consolidated Statement of Income.
Leases
When we enter into a new arrangement as a lessee, a
right-of-use
asset is recognized equal to the lease liability, which is calculated based on the future lease payments discounted at our incremental borrowing rate over the lease term. In calculating our lease liability and corresponding right-of-use
asset, we assess whether a contract is a lease by determining if we have the right to control the asset based on our ability to make decisions or direct how and for what purpose the asset is used.
The
right-of-use
asset is depreciated on a straight-line basis, based on the shorter of the useful life of the underlying asset or the lease term, and is adjusted for impairment losses, if any.
The lease liability accretes interest over the lease term, using the effective interest method, with the associated interest expense recognized in interest expense, other liabilities, in our Consolidated Statement of Income. We make estimates in determining the incremental borrowing rate that is used to discount lease liabilities, based on our expected costs of secured borrowing for the lease term. The lease term is based on the non-cancellable period and includes any options to extend or terminate which we are reasonably certain to exercise. The lease liability is remeasured when decisions are made to exercise options under the lease arrangement or when the likelihood of exercising an option within the lease changes. Refer to Note 14 for further information.
Amounts related to leases of low value are expensed when incurred in non-interest
expense, premises and equipment, in our Consolidated Statement of Income.
The total cost and associated accumulated depreciation for premises and equipment owned and leased are set out below:

(Canadian $ in millions)							2022							2021
	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total	Land	Buildings	Computer equipment	Other equipment	Leasehold improvements	Right-of-use assets	Total
Cost

Balance at beginning of year	99	1,354	2,292	685	1,941	3,201	9,572	112	1,454	2,481	904	1,769	2,580	9,300
Additions/lease modifications	18	59	319	105	281	329	1,111	–	52	193	53	192	731	1,221
Disposals (1)	(8)	(44)	(53)	(29)	(246)	(235)	(615)	(6)	(44)	(349)	(245)	(44)	(29)	(717)
Foreign exchange and other	10	319	113	184	78	140	844	(7)	(108)	(33)	(27)	24	(81)	(232)
Balance at end of year	119	1,688	2,671	945	2,054	3,435	10,912	99	1,354	2,292	685	1,941	3,201	9,572
Accumulated Depreciation and Impairment
Balance at beginning of year	–	867	1,724	471	1,338	718	5,118	–	936	1,888	680	1,250	363	5,117
Disposals (1)	–	(35)	(48)	(25)	(243)	(153)	(504)	–	(46)	(345)	(245)	(41)	(29)	(706)
Depreciation	–	50	225	53	116	336	780	–	52	217	51	105	366	791
Foreign exchange and other (2)	–	306	106	168	59	38	677	–	(75)	(36)	(15)	24	18	(84)
Balance at end of year	–	1,188	2,007	667	1,270	939	6,071	–	867	1,724	471	1,338	718	5,118
Net carrying value	119	500	664	278	784	2,496	4,841	99	487	568	214	603	2,483	4,454
(1)	Includes fully depreciated assets written off and assets sold as part of divestitures during the year. Refer to Note 10.
(2)	Includes impairment charges.